Inventory (Tables)	9 Months Ended
Sep. 30, 2025
Inventory [Abstract]
Schedule of Inventory	As of September 30, 2025, and December 31, 2024, inventory consisted of the following:
	September 30, 2025	December 31, 2024
Finished goods	$128,469	$-
	$128,469	$-